                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08600

Morgan Stanley Total Return Trust
                           (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS       OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF
    SHARES                                                                               VALUE
--------------                                                                    ------------------

                     COMMON STOCKS (94.4%)
                     Advertising/Marketing Services (1.8%)
        28,640       Omnicom Group, Inc.                                         $        2,375,974
                                                                                  ------------------

                     Aerospace & Defense (3.4%)
        70,000       Boeing Co.                                                           4,524,800
                                                                                  ------------------

                     Beverages: Non-Alcoholic (2.0%)
        63,190       Coca-Cola Co. (The)                                                  2,703,268
                                                                                  ------------------

                     Biotechnology (1.4%)
        25,000       Amgen Inc.*                                                          1,894,000
                                                                                  ------------------

                     Chemicals: Specialty (2.8%)
        77,000       Praxair, Inc.                                                        3,804,570
                                                                                  ------------------

                     Computer Peripherals (1.0%)
       100,000       EMC Corp.*                                                           1,396,000
                                                                                  ------------------

                     Computer Processing Hardware (1.9%)
        45,000       Apple Computer, Inc.*                                                2,591,550
                                                                                  ------------------

                     Contract Drilling (1.8%)
        43,140       Diamond Offshore Drilling, Inc.                                      2,435,684
                                                                                  ------------------

                     Data Processing Services (3.7%)
        35,000       Fiserv, Inc.*                                                        1,528,800
        80,000       Global Payments Inc.                                                 3,428,000
                                                                                  ------------------
                                                                                          4,956,800
                                                                                  ------------------
                     Department Stores (1.4%)
        30,000       Federated Department Stores, Inc.                                    1,841,100
                                                                                  ------------------

                     Discount Stores (2.3%)
        63,430       Costco Wholesale Corp.                                               3,067,475
                                                                                  ------------------

                     Drugstore Chains (2.5%)
       140,000       CVS Corp.                                                            3,417,400
                                                                                  ------------------

                     Electric Utilities (2.4%)
        20,950       Ameren Corp.                                                         1,101,970
        28,360       American Electric Power Co., Inc.                                    1,076,546
        21,540       FirstEnergy Corp.                                                    1,023,150
                                                                                  ------------------
                                                                                          3,201,666
                                                                                  ------------------
                     Electronic Equipment/Instruments (0.8%)
        30,000       Scientific-Atlanta, Inc.                                             1,063,200
                                                                                  ------------------

                     Electronic Production Equipment (1.8%)
        70,000       Lam Research Corp.*                                                  2,361,800
                                                                                  ------------------

                     Electronics/Appliance Stores (2.2%)
        67,115       Best Buy Co., Inc.                                                   2,970,510
                                                                                  ------------------

                     Financial Conglomerates (2.2%)
        60,000       American Express Co.                                                 2,986,200
                                                                                  ------------------

                     Home Improvement Chains (2.3%)
        50,000       Lowe's Companies, Inc.                                               3,038,500
                                                                                  ------------------

                     Hospital/Nursing Management (1.9%)
        70,000       Community Health Systems Inc.*                                       2,597,700
                                                                                  ------------------

                     Household/Personal Care (2.1%)
        52,050       Colgate-Palmolive Co.                                                2,756,568
                                                                                  ------------------

                     Industrial Conglomerates (6.1%)
       130,000       General Electric Co.                                                 4,408,300
        40,000       Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                          1,511,600
        45,000       United Technologies Corp.                                            2,307,600
                                                                                  ------------------
                                                                                          8,227,500
                                                                                  ------------------
                     Information Technology Services (0.4%)
        20,660       Electronic Data Systems Corp.                                          481,585
                                                                                  ------------------

                     Integrated Oil (3.3%)
        79,740       Exxon Mobil Corp.                                                    4,476,604
                                                                                  ------------------

                     Life/Health Insurance (1.5%)
       100,000       UnumProvident Corp.                                                  2,029,000
                                                                                  ------------------

                     Major Banks (3.0%)
        50,000       Bank of America Corp.                                                2,187,000
        25,000       SunTrust Banks, Inc.                                                 1,812,000
                                                                                  ------------------
                                                                                          3,999,000
                                                                                  ------------------
                     Major Telecommunications (3.2%)
        70,000       ALLTEL Corp.                                                         4,330,200
                                                                                  ------------------

                     Managed Health Care (2.5%)
        65,000       Caremark Rx, Inc.*                                                   3,406,000
                                                                                  ------------------

                     Medical Specialties (3.9%)
        40,000       Bard (C.R.), Inc.                                                    2,495,200
        35,000       St. Jude Medical, Inc.*                                              1,682,450
        25,000       Sybron Dental Specialties, Inc.*                                     1,072,500
                                                                                  ------------------
                                                                                          5,250,150
                                                                                  ------------------
                     Miscellaneous Commercial Services (2.5%)
        40,000       Corporate Executive Board Co. (The)                                  3,305,600
                                                                                  ------------------

                     Movies/Entertainment (1.8%)
        46,740       Pixar, Inc.*                                                         2,371,120
                                                                                  ------------------

                     Multi-Line Insurance (1.7%)
        40,000       Safeco Corp.                                                         2,228,000
                                                                                  ------------------

                     Oilfield Services/Equipment (1.8%)
        40,385       Halliburton Co.                                                      2,386,754
                                                                                  ------------------

                     Other Metals/Minerals (0.9%)
        40,000       BHP Billiton Ltd. (ADR) (Australia)                                  1,242,400
                                                                                  ------------------

                     Packaged Software (1.4%)
        75,000       Microsoft Corp.                                                      1,927,500
                                                                                  ------------------

                     Pharmaceuticals: Major (2.3%)
        50,000       Johnson & Johnson                                                    3,131,000
                                                                                  ------------------

                     Property - Casualty Insurers (1.8%)
        45,000       Allstate Corp.                                                       2,375,550
                                                                                  ------------------

                     Regional Banks (5.2%)
        60,000       Marshall & Ilsley Corp.                                              2,577,600
        65,000       Synovus Financial Corp.                                              1,785,550
        35,000       Zions Bancorporation                                                 2,571,450
                                                                                  ------------------
                                                                                          6,934,600
                                                                                  ------------------
                     Semiconductors (6.4%)
        85,000       Intel Corp.                                                          1,997,500
        80,000       Marvell Technology Group, Ltd. (Bermuda)*                            3,712,800
        35,000       Microchip Technology Inc.                                            1,055,950
        55,000       NVIDIA Corp.*                                                        1,845,250
                                                                                  ------------------
                                                                                          8,611,500
                                                                                  ------------------
                     Tobacco (3.0%)
        53,170       Altria Group, Inc.                                                   3,990,409
                                                                                  ------------------

                     TOTAL COMMON STOCKS
                       (Cost $114,342,663)                                              126,689,237
                                                                                  ------------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
----------------

                     SHORT-TERM INVESTMENT (5.7%)
                     REPURCHASE AGREEMENT
        $7,576       Joint repurchase agreement account 4.005% due
                     11/01/05 (dated 10/31/05; proceeds $7,576,843)(a)
                     (Cost $7,576,000)                                                    7,576,000
                                                                                     ---------------

                     TOTAL INVESTMENTS
                       (Cost $121,918,663)(b)                             100.1%        134,265,237
                     LIABILITIES IN EXCESS OF OTHER ASSETS                  (0.1)          (113,545)
                                                                         --------    ---------------
                     NET ASSETS                                           100.0%       $134,151,692
                                                                         ========    ===============

--------------------------------------------------------------------------------
      ADR    American Depositary Receipt.
       *     Non-income producing security.
      (a)    Collateralized by federal agency and U.S. Treasury obligations.
      (b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
             unrealized appreciation is $13,824,505 and the aggregate gross unrealized depreciation is $1,477,931, resulting in net unrealized appreciation of $12,346,574.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Return Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Total Return
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2005
                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Total Return
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2005
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer